Other Investments - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Carrying value of equity shares	₨ 4,231.4	₨ 2,047.0